Property, plant and equipment Disclosure Depreciation of Right of use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	€ 28.4	€ 26.7	€ 27.6
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	18.4	17.6	19.8
Property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	10.0	9.0	7.7
Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	€ 0.0	€ 0.1	€ 0.1